Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of fair value of the warrants

The fair value of the Warrants at June 30, 2018 and December 31, 2017 was determined by using option pricing models with the following assumptions:

	June 30, 2018	December 31, 2017
Expected life (in years)	0.33 - 6.40	0.82 - 4.88
Expected volatility	132.69% - 372.0%	130.88% - 266.92%
Risk-free interest rates	1.99% -2.92%	1.68% - 2.06%

The fair value of the Warrants at December 31, 2017 was determined by using option pricing models assuming the following:

	November 2017 Warrants	October 2016 Warrants	July 2015 Series A Warrants	February 2015 Warrants	October 2013 Warrants
Expected volatility	217.39%	130.88%	161.87%	169.95%	266.92%
Risk free interest rates	1.98%	2.06%	1.94%	1.90%	1.68%
Expected life (in years)	4.88	3.76	2.56	2.13	0.82

Assets and liabilities measured at fair value on a recurring basis

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis as of June 30, 2018, aggregated by the level in the fair value hierarchy within which those measurements fall in accordance with ASC 820.

	Assets and Liabilities Measured at Fair Value on a Recurring Basis
(in thousands)	Level 1	Level 2	Level 3	Balance at June 30, 2018
Liabilities
Derivative instrument liabilities	$—	$—	$6,883	$6,883

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2017 and 2016, aggregated by the level in the fair value hierarchy within which those measurements fall.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

	Assets and Liabilities Measured at Fair Value on a Recurring Basis
	Level 1		Level 2		Level 3		Balance at December 31,
(in thousands)	2017	2016	2017	2016	2017	2016	2017	2016
Liabilities
Derivative instrument liabilities	$—	$—	$—	$—	$560	$18,751	$560	$18,751

Fair value measurements using significant unobservable inputs

The table below presents the activity within Level 3 of the fair value hierarchy for the six months ended June 30, 2018:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

(in thousands)	Warrant Liability
Balance at December 31, 2017	$560
Fair value of warrants issued	23,532
Fair value of warrants exercised	—
Total change in the liability included in earnings	(17,209)

Balance at June 30, 2018	$6,883

Fair Value Measurements Using Significant Unobservable

Inputs (Level 3)

(in thousands)	Warrant Liability
Balance at January 1, 2015	$225
Total change in the liability included in earnings	(564)
Fair value of warrants issued	4,247
Fair value of warrants exercised	(123)

Balance at December 31, 2015	3,785
Total change in the liability included in earnings	(12,780)
Fair value of warrants issued	28,472
Fair value of warrants exercised	(726)

Balance at December 31, 2016	$18,751
Total change in the liability included in earnings	(15,103)
Extinguishment of convertible note warrant	(17,489)
Fair value of warrants issued	16,953
Fair value of warrants exercised	(2,552)

Balance at December 31, 2017	$560